Leases - Disclosure of Lease Commitments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	₽ 87,371	₽ 19,121
Within 1 year [Member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	4,611	848
1 to 3 years [Member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	19,176	6,175
3 to 5 years [Member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	18,273	6,730
> 5 years [Member]
Disclosure Of Maturity Of Lease Committments [Line Items]
Lease committment	₽ 45,311	₽ 5,368